Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2024
Property, plant and equipment.
Schedule of reconciliation of changes in property, plant and equipment

			Other fixtures and	Assets under
EUR’000	Vessels	Dry dock	fittings	construction	Total

Cost 2024
1 January 2024	566,360	9,135	979	571,745	1,148,219
Additions	2,590	7,630	2,614	288,803	301,637
Transfer from assets under construction	127,232	-	157	(127,389)	-
Disposals	-	-	(306)	-	(306)
Exchange differences	12,805	40	436	5,834	19,115
30 June 2024	708,987	16,805	3,880	738,993	1,468,665

Accumulated depreciation and impairment
1 January 2024	58,727	3,548	312	-	62,587
Depreciation charge	20,930	903	492	-	22,325
Disposals			(306)	-	(306)
Exchange differences	2,877	11	247	-	3,135
30 June 2024	82,534	4,462	745	-	87,741

Net book value, 30 June 2024	626,453	12,343	3,135	738,993	1,380,924